MEZZANINE EQUITY	12 Months Ended
Dec. 31, 2020
MEZZANINE EQUITY
MEZZANINE EQUITY

12. MEZZANINE EQUITY

Series A Convertible Preferred Shares

On April 27, 2013, the Company entered into a share purchase agreement with an investor, pursuant to which the Company issued 1,275,000 Series A convertible preferred shares (“Series A Preferred Shares”) at US$0.38 per share for an aggregated cash consideration of US$482,253 (equivalent to RMB3,000,000).

On November 4, 2014, the Company, the shareholder of the Series A Preferred Shares and a new investor entered into a share transfer agreement, pursuant to which the shareholder of Series A Preferred Shares sold 124,138 Series A Preferred Shares to the new investor, and the shares were immediately re-designated into Series A-1 redeemable convertible preferred shares (“Series A-1 Preferred Shares”).

On February 8, 2018, the Company entered into a share purchase agreement with an investor pursuant to which the Company issued 288,240 Series A Preferred Shares at US$27.75 per share for an aggregated cash consideration of US$8,000,000 (equivalent to RMB50,753,200).

The rights, preferences and privileges of the Series A Preferred Shares are as follows:

Conversion Rights

Each Series A Preferred Shares is convertible, at the option of the holder, at any time after the issuance date according to a conversion ratio, subject to adjustments for dilution, including but not limited to stock splits, stock dividends and certain other events. The conversion price of Series A Preferred Shares is the same as its original issuance price and no adjustments to conversion price have occurred. As of December 31, 2018, each Series A Preferred Shares is convertible into one ordinary share.

12. MEZZANINE EQUITY (Continued)

Each Series A Preferred Shares shall automatically be converted into Ordinary Shares at a 1 to 1 initial conversion ratio immediately upon the closing of a Qualified Initial Public Offering (“Qualified IPO”), if the Qualified IPO is approved by the preferred shareholders as defined below.

The “Qualified IPO” was defined as within four anniversary of the Closing Date (January 26, 2018), a firm commitment underwritten public offering of the Ordinary Shares (or securities representing Ordinary Shares) in the United States, Hong Kong S.A.R. or Mainland China (excluding the National Equities Exchange and Quotations), or other jurisdiction with a pre-offering valuation of at least US$850,000,000 and raising at least US$100,000,000 proceeds. The number of shares to be issued by the Company shall be negotiable at the time of the Qualified IPO and after the expiration of the lock-up period after the Qualified IPO in such jurisdiction and subject to the approval by the shareholders of at least ninety-two (92%) of the preferred shares (voting together as a single class and calculated on an as-converted basis).

Voting Rights

Each Series A Preferred Shares shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis. The shareholders of Series A Preferred Shares shall vote separately as a class with respect to certain specified matters. Otherwise, the shareholders of Series A Preferred Shares, Series A-1, Series B, Series C, Series C-1, Series D redeemable convertible preferred shares, and ordinary shares shall vote together as a single class.

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of the Company, or upon occurrence of a Liquidation Event as defined in the Sixth Amended And Restated Memorandum And Articles Of Association, either voluntary or involuntary, and after the distribution to the shareholders of Series D Preferred Shares, Series C-1 Preferred Shares, Series B Preferred Shares and Series A-1 Preferred Shares, the shareholders of Series A Preferred Shares shall be entitled to receive, on a pro rata, pari passu basis but prior to any distribution to the shareholders of the Ordinary Shares or any other class or series of shares then outstanding, an amount per Series A Preferred Shares equal to the greater of (i) one hundred and twenty percent (120%) of Series A Preferred Shares issue price, plus all declared but unpaid dividends thereon (as adjusted), and (ii) the aggregate amount that each such Series A Preferred Shares shall be entitled to receive from the total proceeds in connection with such liquidation, dissolution, winding up, or liquidation event calculated on a pro rata basis and as-converted basis.

Drag-along rights

In the event that the shareholders of at least ninety-two (92%) of the preferred shares (“Drag-Along Shareholders”, i.e. the preferred shares in the capital of the Company with a par value of US$0.0001 per share, including Series A Preferred Shares, Series A-1 Preferred Shares, Series B Preferred Shares, Series C Preferred Shares, Series C-1 Preferred Shares and Series D Preferred Shares), voting together as a single class and calculated on an as-converted basis, approve a transaction that qualifies as a Liquidation Event (“Drag-Along Sale”) and the valuation of the Company immediately prior to the Drag-Along Sale reaches US$2,500,000,000 or more in the contemplated Drag-Along Sale, then, upon written notice from such Drag-Along Shareholders requesting them to do so, each of the other shareholders of the Company shall (i) vote, or give its written consent with respect to, all the Equity Securities held by them in favor of such proposed Drag-Along Sale and in opposition of any proposal that could reasonably be expected to delay or impair the consummation of any such proposed Drag-Along Sale; (ii) sell, transfer, and/or exchange, as the case may be, all of its Equity Securities in such Drag-Along Sale to such purchaser on the same terms and conditions as were agreed by the Drag-Along Shareholders; (iii) refrain from exercising any dissenters’ rights or rights of appraisal under applicable law at any time with respect to or in connection with such proposed Drag-Along Sale; and (iv) take all actions reasonably necessary to consummate the proposed Drag-Along Sale, including without limitation amending the then existing Articles. If any Dragged Shareholder does not elect to vote, or give its written consent with respect to such proposed Drag-Along Sale, such Dragged Shareholder shall be obliged to purchase all the shares held by the Drag-Along Shareholders at the price. A Drag-Along Sale shall be deemed as a liquidation event.

The Company classified Series A Preferred Shares as mezzanine equity instead of permanent equity on the consolidated balance sheet because of the existence of such drag-along rights. Triggering of this drag-along right results in a deemed liquidation of the Company at the option of a majority of the shareholders of preferred shares with a required distribution of the transaction proceeds in accordance with the Company’s Memorandum and Articles of Association.

12. MEZZANINE EQUITY (Continued)

The Company concluded the embedded conversion option in the Series A Preferred Shares did not need to be bifurcated pursuant to ASC 815 because these terms do not permit net settlement, nor they can be readily settled net by a means outside the contract, nor they can provide for delivery of an asset that puts the holders in a position not substantially different from net settlement. The Company also determined that there was no beneficial conversion feature attributable to Series A Preferred Shares because the initial effective conversion prices of Series A Preferred Shares were higher than the fair value of the Company’s ordinary shares at the relevant commitment dates. The fair value of the Company’s ordinary shares on the commitment date was estimated by management with the assistance of an independent valuation firm.

The Series A Preferred Shares were recorded initially at fair value. The excess of the cash consideration in the amount of US$8,000,000 over the fair value of Series A Preferred Shares at issuance dates in 2018 in the amount of US$4,262,771, was in the amount of US$3,737,229 (equivalent to RMB23,709,541) and recorded in additional paid in capital.

The Series A Preferred Shares were converted to equivalent number of Class A Ordinary Shares immediately upon the completion of the Company's initial public offering on July 8, 2020.

The Company’s Series A Preferred Shares activities for the years ended December 31, 2018, 2019 and 2020 are as follows:

Amount
RMB
Balance as of January 1, 2018	2,707,910
Issuance of preferred shares	27,043,659
Balance as of December 31, 2018 and 2019	29,751,569
Conversion to Class A Ordinary Shares	(33,042,477)
Foreign currency translation adjustment	3,290,908
Balance as of December 31, 2020	—

Series A-1, Series B, Series C, Series C-1 and Series D Redeemable Convertible Preferred Shares (collectively “Redeemable Convertible Preferred Shares”)

On May 15, 2014, the Company entered into a share purchase agreement with an investor, pursuant to which the Company issued 2,000,000 Series A-1 Preferred Shares at US$0.88 per share for an aggregated cash consideration of US$1,764,700 (equivalent to RMB10,877,611).

On October 30, 2014, the Company entered into a share purchase agreement with an investor, pursuant to which the Company issued 1,862,069 Series B redeemable convertible preferred shares (“Series B Preferred Shares”) at US$6.63 per share for an aggregated cash consideration of US$12,350,000 (equivalent to RMB75,899,395).

On November 4, 2014, 124,138 Series A Preferred Shares were re-designated into Series A-1 Preferred Shares.

On March 18, 2016 and April 8, 2016, the Company entered into share purchase agreement with a group of investors, pursuant to which the Company issued 1,091,391 Series C redeemable convertible preferred shares (“Series C Preferred Shares”) at US$12.88 per share for an aggregated cash consideration of US$14,061,477 (equivalent to RMB90,876,514).

On May 9, 2016, the Company issued convertible promissory notes in the amount of US$1,999,983 (equivalent to RMB13,020,889) to certain investors, which were subsequently converted into 155,230 Series C Preferred Shares upon the issuance of Series C-1 redeemable convertible preferred shares (“Series C-1 Preferred Shares”) on June 27, 2016.

On June 27, 2016, the Company entered into a share purchase agreement with certain investors, pursuant to which the Company issued 745,114 Series C-1 Preferred Shares at US$16.10 per share for an aggregated cash consideration of US$12,000,000 (equivalent to RMB79,650,000). On June 27, 2016, a shareholder of the Series A-1 Preferred Shares sold 232,847 Series A-1 Preferred Shares to a holder of the Series C-1 Preferred Shares, and the shares were immediately re-designated into Series C-1 Preferred Shares at issuance price of US$12.88 per share.

12. MEZZANINE EQUITY (Continued)

From June 9, 2017 to November 2, 2017, the Company entered into share purchase agreements with a group of investors (“Series D Preferred Shareholders”), and pursuant to which the Company issued 1,080,901 Series D redeemable convertible preferred shares (“Series D Preferred Shares”) at US$27.75 per share for an aggregated cash consideration of US$29,999,974 (equivalent to RMB200,622,325) in 2017. The issuance costs for the above Series D Preferred Shares were US$740,313 (equivalent to RMB4,950,781). From January 26, 2018 to November 1, 2018, the Company issued 1,062,885 Series D Preferred Shares at US$27.75 per share for an aggregated cash consideration of US$29,499,990 (equivalent to RMB196,648,046) to a group of Series D Preferred Shareholders. The issuance costs for the Series D Preferred Shares issued in 2018 were US$1,045,254 (equivalent to RMB6,913,310).

The rights, preferences and privileges of the Series A-1 Preferred Shares, Series B Preferred Shares, Series C Preferred Shares, Series C-1 Preferred Shares, and Series D Preferred Shares are as follows:

Redemption Rights

If the Company fails to complete the Qualified IPO prior to the fourth year anniversary of January 26, 2018, the shareholders of Series D Preferred Shares shall be entitled to request the Company to redeem the Series D Preferred Shares in cash out of funds legally available therefor. In addition, if any of the entities within the Group or Mr. Baoli Ma (the “Founder”) materially breaches any of the Transaction Agreements (as respectively defined in the Series D Share Purchase Agreements), the shareholders of Series D Preferred Shares shall be entitled to request the Company to redeem the Series D Preferred Shares in cash out of funds legally available therefor. Upon the completion of the redemption of the Series D Preferred Shares, shareholders of other Redeemable Convertible Preferred Shares shall also be entitled to request the Company to redeem their shares.

In addition, if the Company fails to complete the Qualified IPO prior to the respective fourth year anniversaries of the respective closing dates of Series C-1 Preferred Shares, Series C Preferred Shares, and Series B Preferred Shares together with Series A-1 Preferred Shares, respective (the “Redemption Start Date”), shareholders shall be entitled to request the Company to redeem in cash out of funds legally available therefor. When any of such shareholders request to redeem their shares, shareholders with higher priority of preference shall also be entitled to request the Company to redeem in cash out of funds legally available therefor. The original Redemption Start Date was November 4, 2018 for Series B Preferred Shares together with Series A-1 Preferred Shares, April 8, 2020 for Series C Preferred Shares, June 27, 2020 for Series C-1 Preferred Shares and January 26, 2022 for Series D Preferred Shares. On November 11, 2019, Series A-1, Series B, Series C and Series C-1 Preferred shareholders entered into an amendment to the redemption rights with the Company and agreed to extend the Redemption Start Date to the earlier of the following: (1) June 30, 2021, if the Company has not completed a Qualified IPO by then, (2) official termination of the IPO process of the Company, (3) the occurrence of liquidation, winding up or dissolution of the Company or substantive change of the principal business of the Company, and (4) any Preferred Share is redeemed by the Company.

The redemption preference from high priority to low priority is as follows in sequence: Series D Preferred Shares, Series C-1 Preferred Shares, Series C Preferred Shares, and Series B Preferred Shares together with Series A-1 Preferred Shares.

For Series D Preferred Shares, the redemption price shall be the greater of (i) sum of the issue price plus all declared but unpaid dividends, and a compounded ten percent (10%) per annum return measured from the issuance date to actual payment date of the redemption; (ii) the fair market value as determined through an independent appraisal performed by a reputable appraisal firm mutually agreed upon by the Company and the majority shareholders of Series D Preferred Shares; provided that such valuation shall not take into account any liquidity or minority interest discounts. The redemption price shall be proportionally adjusted for share splits, share consolidations, share dividends, recapitalizations and the like.

For Series C-1 Preferred Shares, Series C Preferred Shares, and Series B Preferred Shares, the redemption price shall be the greater of (i) sum of the respective issue prices plus all declared but unpaid dividends, and a compounded eight percent (8%) per annum return measured from the respective issuance dates to actual payment dates of the redemption; (ii) the fair market value of respective preferred shares as determined through an independent appraisal performed by a reputable appraisal firm mutually agreed upon by the Company and the respective majority shareholders of preferred shares; provided that such valuation shall not take into account any liquidity or minority interest discounts. The redemption price shall be proportionally adjusted for share splits, share consolidations, share dividends, recapitalizations and the like.

For Series A-1 Preferred Shares, the redemption price shall be sum of the issue price plus all declared but unpaid dividends, and a compounded eight percent (8%) per annum return measured from the issuance date to actual payment date of the redemption.

12. MEZZANINE EQUITY (Continued)

The Company determines whether an amendment to the redemption rights of Series A-1, Series B, Series C and Series C-1 Preferred shareholders represents an extinguishment based on a fair value approach. If the fair value of the preferred shares immediately before and after the amendment is significantly different (by more than 10%), the amendment represents an extinguishment. The Company has determined that the amendment to the redemption rights of Series A-1, Series B, Series C and Series C-1 Preferred Shares did not represent an extinguishment, and therefore modification accounting was applied by analogy to the modification guidance contained in ASC718-20, Compensation—Stock Compensation. The Company accounts for modifications that result in an increase to the fair value of the modified preferred shares as a deemed dividend reconciling net loss to net loss attributable to ordinary shareholders as there is a transfer of value from the ordinary shareholders to the preferred shareholders. Modifications that result in a decrease in the fair value of the modified preferred shares were not recognized.

Conversion Rights

Each Redeemable Convertible Preferred Share is convertible, at the option of the shareholder, at any time after the issuance date according to a conversion ratio, subject to adjustments for dilution, including but not limited to stock splits, stock dividends and certain other events. Each Redeemable Convertible Preferred Share is convertible into a number of ordinary shares determined by dividing the applicable original issuance price by the conversion price. The conversion price of each Redeemable Convertible Preferred Share is the same as its original issuance price and no adjustments to conversion price have occurred. As of December 31, 2018, each Redeemable Convertible Preferred Share is convertible into one ordinary share.

Each Redeemable Convertible Preferred Share shall automatically be converted into Ordinary Shares at a 1-to-1 initial conversion ratio immediately upon the closing of the Qualified IPO.

Voting Rights

Each Redeemable Convertible Preferred Share shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis. The shareholders of Redeemable Convertible Preferred Shares shall vote separately as a class with respect to certain specified matters. Otherwise, the shareholders of Redeemable Convertible Preferred Shares, convertible preferred shares and ordinary shares shall vote together as a single class.

Dividend Rights

Each holder of Redeemable Convertible Preferred Shares shall be entitled to receive dividends at the rate of eight percent (8%) per annum of the applicable issue price. Such dividends shall be payable only when, as, and if declared by the Board of Directors and shall be non-cumulative. Dividend rights preference is as follows in sequence: Series D Preferred Shares, Series C-1 Preferred Shares, Series C Preferred Shares, Series B Preferred Shares, and Series A-1 Preferred Shares.

After the preferential dividends relating to the Redeemable Convertible Preferred Shares and dividends related to the Series A Preferred Shares have been paid in full or declared and set apart in any fiscal year of the Company, any additional dividends out of funds legally available therefor may be declared in that fiscal year for the Ordinary Shares and, if such additional dividends are declared, then such additional dividends shall be declared pro rata on the Ordinary Shares and all Preferred Shares on an as-converted basis.

No dividends or other distributions shall be made or declared, whether in cash, in property, or in any other shares of the Company, with respect to any other class or series of shares of the Company, unless and until the dividends of preferred shares with higher priority of preference has been paid in full.

12. MEZZANINE EQUITY (Continued)

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of the Company, or upon occurrence of a Liquidation Event as defined in the Sixth Amended And Restated Memorandum And Articles Of Association, either voluntary or involuntary, shareholders of Series D Preferred Shares shall be entitled to receive a per share amount equal to the greater of (i) one hundred and fifty percent (150%) of the issuance price, plus all declared but unpaid dividends thereon, (ii) the sum of one hundred percent (100%) of the issuance price, plus a compounded ten percent (10%) per annum return measured from the actual payment date of purchase price to actual payment date of liquidation amount, and (iii) the aggregate amount that each such Series D Preferred Share shall be entitled to receive from the total proceeds in connection with such liquidation, dissolution, winding up, or Liquidation Event calculated on a pro rata basis and as-converted basis.

In the event of any liquidation, dissolution or winding up of the Company, or upon occurrence of a Liquidation Event as defined in the Sixth Amended And Restated Memorandum And Articles Of Association, either voluntary or involuntary, shareholders of Series C-1 Preferred Shares, Series C Preferred Shares, and Series B Preferred Shares shall be entitled to receive a per share amount equal to the greater of (i) one hundred and fifty percent (150%) of the issuance price, plus all declared but unpaid dividends thereon, and (ii) the aggregate amount that each such preferred share shall be entitled to receive from the total proceeds in connection with such liquidation, dissolution, winding up, or Liquidation Event calculated on a pro rata basis and as-converted basis.

In the event of any liquidation, dissolution or winding up of the Company, or upon occurrence of a Liquidation Event as defined in the Sixth Amended And Restated Memorandum And Articles of Association, either voluntary or involuntary, shareholders of Series A-1 Preferred Shares shall be entitled to receive a per share amount equal to the greater of (i) one hundred and twenty percent (120%) of the issuance price, plus all declared but unpaid dividends thereon, and (ii) the aggregate amount that each such preferred share shall be entitled to receive from the total proceeds in connection with such liquidation, dissolution, winding up, or Liquidation Event calculated on a pro rata basis and as-converted basis.

Liquidation preference is as follows in sequence: Series D Preferred Shares, Series C-1 Preferred Shares, Series C Preferred Shares, Series B Preferred Shares, and Series A-1 Preferred Shares together with Series A Preferred Shares.

Drag-along rights

Drag-along rights of the Redeemable Convertible Preferred Shares are the same as the rights of Series A Preferred Shares.

The Company classified the Redeemable Convertible Preferred Shares as mezzanine equity in the consolidated balance sheet as they are contingently redeemable upon the occurrence of certain events outside of the Company’s control.

The Company concluded the embedded conversion and redemption option of the Redeemable Convertible Preferred Shares did not need to be bifurcated pursuant to ASC 815 because these terms do not permit net settlement, nor they can be readily settled net by a means outside the contract, nor they can provide for delivery of an asset that puts the holders in a position not substantially different from net settlement.

The Company also determined that there was no beneficial conversion feature attributable to the Redeemable Convertible Preferred Shares because the initial effective conversion prices of these Redeemable Convertible Preferred Shares were higher than the fair value of the Company’s ordinary shares at the relevant commitment dates. The fair value of the Company’s ordinary shares on the commitment date was estimated by management with the assistance of an independent valuation firm.

The Redeemable Convertible Preferred Shares were recorded initially at fair value, net of issuance costs. The Company recognized changes in the redemption value immediately as they occur and adjust the carrying value of the Redeemable Convertible Preferred Shares to equal the redemption value at the end of each reporting period, as if it were also the redemption date for the Redeemable Convertible Preferred Shares. The reversal of accretion in the carrying amount is only to the extent of the amount of accretion the Company previously recognized.

The excess of fair value of Series D Preferred Shares issued in 2018 in the amount of US$29,732,090, over the cash proceeds of US$29,499,990 was US$232,100 and in substance a transfer of wealth from ordinary shareholders to the holders of Preferred Shares and therefore was treated as deemed dividend to the shareholders of the Redeemable Convertible Preferred Shares.

12. MEZZANINE EQUITY (Continued)

All of the Redeemable Convertible Preferred Shares were converted to equivalent number of Class A Ordinary Shares immediately upon the completion of the Company's initial public offering on July 8, 2020.

The Company’s Redeemable Convertible Preferred Shares activities for the years ended December 31, 2018, 2019 and 2020 consist of the following:

	Series A-1	Series B	Series C	Series C-1	Series D
	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2018	14,421,687	126,523,152	120,091,743	110,232,273	202,588,261	573,857,116
Issuance of preferred shares	—	—	—	—	196,648,046	196,648,046
Payments of issuance cost	—	—	—	—	(6,913,310)	(6,913,310)
Accretion of redeemable convertible preferred shares	1,167,825	102,470,738	49,981,880	33,756,653	49,237,802	236,614,898
Foreign currency translation adjustment	770,139	10,231,356	7,929,875	6,822,117	19,204,338	44,957,825
Balance as of December 31, 2018	16,359,651	239,225,246	178,003,498	150,811,043	460,765,137	1,045,164,575
Accretion and modification of redeemable convertible preferred shares	1,315,008	237,680,316	144,659,627	104,388,417	142,962,195	631,005,563
Foreign currency translation adjustment	284,668	6,706,446	4,615,264	3,698,609	9,251,062	24,556,049
Balance as of December 31, 2019	17,959,327	483,612,008	327,278,389	258,898,069	612,978,394	1,700,726,187
Accretion/(reversal of accretion) of redeemable convertible preferred shares	707,682	(68,419,392)	(49,340,009)	(40,873,954)	(86,155,005)	(244,080,678)
Conversion to Class A Ordinary Shares	(18,780,954)	(418,336,891)	(280,068,866)	(219,711,065)	(530,808,265)	(1,467,706,041)
Foreign currency translation adjustment	113,945	3,144,275	2,130,486	1,686,950	3,984,876	11,060,532
Balance as of December 31, 2020	—	—	—	—	—	—